SEGMENTS (Details 4) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 6,551	$ 6,635